UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2019

Date of reporting period: September 30, 2018

Item 1.	Reports to Stockholders.

September 30, 2018

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	645,407	$6,571
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	328,512	3,285
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	120,999	1,314
SEI Institutional Managed Trust Real Return Fund, Cl Y	110,165	1,095

Total Fixed Income Funds (Cost $12,576) ($ Thousands)		12,265

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	434,971	4,380
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	103,208	1,095
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	128,828	1,095

Total Multi-Asset Funds (Cost $6,794) ($ Thousands)		6,570

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	90,350	1,095
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	46,847	876

Total Equity Funds (Cost $1,858) ($ Thousands)		1,971

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.850%*	1,095,041	1,095

Total Money Market Fund (Cost $1,095) ($ Thousands)		1,095

Total Investments in Securities — 100.0% (Cost $22,323) ($ Thousands)		$21,901

Percentages are based on Net Assets of $21,897 ($ Thousands).

* Rate shown is the 7-day effective yield as of September 30, 2018.

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 3/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 8,598	$ 824	$ (2,808)	$ —	$ (69)	$ 26	$ 6,571	$ 78
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	4,298	398	(1,411)	—	—	—	3,285	33
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	53	(51)	1,394	(3)	(79)	1,314	5
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,431	144	(468)	—	(1)	(11)	1,095	18
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,724	133	(519)	(1,394)	(20)	76	—	15
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,734	493	(1,879)	—	(12)	44	4,380	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,434	147	(481)	—	5	(10)	1,095	22
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,436	132	(492)	—	(58)	77	1,095	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,439	120	(534)	—	9	61	1,095	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,154	102	(442)	—	13	49	876	9
SEI Daily Income Trust Government Fund, Cl F	1,432	131	(468)	—	—	—	1,095	10

Totals	$ 28,680	$ 2,677	$ (9,553)	$ —	$ (136)	$ 233	$ 21,901	$ 190

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Defensive Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	92,213	$1,482
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	158,487	2,963

Total Equity Funds (Cost $3,684) ($ Thousands)		4,445

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	415,668	2,964

Total Fixed Income Fund (Cost $2,983) ($ Thousands)		2,964

Total Investments in Securities — 100.0% (Cost $6,667) ($ Thousands)		$7,409

Percentages are based on Net Assets of $7,407 ($ Thousands).

Cl — Class

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 09/30/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 2,028	$ 194	$ (817)	$ (65)	$ 142	$ 1,482	$ 13
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,052	169	(1,480)	2	220	2,963	31
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,048	357	(1,475)	(122)	156	2,964	94

Totals	$ 10,128	$ 720	$ (3,772)	$ (185)	$ 518	$ 7,409	$ 138

*Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(3,857).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Conservative Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,168,624	$11,897
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	340,797	3,173
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	427,996	3,972
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	793,132	7,931
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	876,906	9,523
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	111,415	794
SEI Institutional Managed Trust Real Return Fund, Cl Y	318,776	3,169

Total Fixed Income Funds (Cost $41,770) ($ Thousands)		40,459

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	241,051	2,381
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,336,929	13,463
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	448,802	4,762
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	466,592	3,966

Total Multi-Asset Funds (Cost $25,142) ($ Thousands)		24,572

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	720,097	8,728
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	296,161	5,538

Total Equity Funds (Cost $13,116) ($ Thousands)		14,266

Total Investments in Securities — 100.0% (Cost $80,028) ($ Thousands)		$79,297

Percentages are based on Net Assets of $79,285 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$ 12,811	$ 500	$ (1,340)	$ —	$ (42)	$ (32)	$ 11,897	$ 139
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,417	124	(368)	—	(1)	1	3,173	39
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,273	666	(451)	—	(42)	(474)	3,972	105
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	8,540	303	(912)	—	—	—	7,931	81
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	74	(689)	10,671	(48)	(485)	9,523	40
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	854	39	(108)	—	(10)	19	794	24
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,416	150	(357)	—	(5)	(35)	3,169	51
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	10,278	424	(408)	(10,671)	(7)	384	—	103
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,570	85	(285)	—	(4)	15	2,381	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,520	380	(1,539)	—	(21)	123	13,463	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,125	240	(588)	—	(5)	(10)	4,762	95
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,274	107	(475)	—	(78)	138	3,966	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,388	412	(1,659)	—	53	534	8,728	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,972	282	(1,150)	—	52	382	5,538	52

Totals	$ 85,438	$ 3,786	$ (10,329)	$ —	$ (158)	$ 560	$ 79,297	$ 729

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Conservative Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	542,471	$8,718
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	950,978	17,783

Total Equity Funds (Cost $21,489) ($ Thousands)		26,501

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,842,697	$13,138

Total Fixed Income Fund (Cost $13,004) ($ Thousands)		13,138

Total Investments in Securities — 100.0% (Cost $34,493) ($ Thousands)		$39,639

Percentages are based on Net Assets of $39,633 ($ Thousands).

Cl — Class

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 09/30/2018	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 8,753	$ 805	$ (1,137)	$ (120)	$ 417	$ 8,718	$ 55
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,741	321	(1,569)	84	1,206	17,783	154
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,960	711	(681)	(36)	184	13,138	364

Totals	$ 39,454	$ 1,837	$ (3,387)	$ (72)	$ 1,807	$ 39,639	$ 573

*Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(3,883).

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Moderate Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,483,547	$15,103
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	608,525	5,665
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,221,863	11,339
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,783,728	30,231
SEI Institutional Managed Trust Real Return Fund, Cl Y	568,867	5,655

Total Fixed Income Funds (Cost $72,238) ($ Thousands)		67,993

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,872,033	28,376
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,871,519	18,846
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	890,289	9,446
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,112,163	9,453

Total Multi-Asset Funds (Cost $68,566) ($ Thousands)		66,121

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,338,292	28,340
SEI Institutional Managed Trust Large Capital Value Fund, Cl Y	286,838	7,518
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,012,142	18,927

Total Equity Funds (Cost $48,375) ($ Thousands)		54,785

Total Investments in Securities — 100.0% (Cost $189,179) ($ Thousands)		$188,899

Percentages are based on Net Assets of $188,869 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$ 16,146	$ 314	$ (1,266)	$ —	$ (13)	$ (78)	$ 15,103	$ 171
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	6,052	114	(501)	—	(1)	1	5,665	67
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	12,146	1,176	(560)	—	8	(1,431)	11,339	289
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	177	(529)	32,393	(7)	(1,803)	30,231	126
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,058	130	(464)	—	2	(71)	5,655	86
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	32,425	567	(1,917)	(32,393)	(13)	1,331	—	315
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	30,265	409	(2,426)	—	(12)	140	28,376	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20,163	74	(1,527)	—	5	131	18,846	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	10,059	220	(804)	—	(1)	(28)	9,446	183
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	10,109	125	(919)	—	(139)	277	9,453	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	29,990	155	(3,625)	—	1,105	715	28,340	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,930	60	(3,993)	—	49	(46)	—	11
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	3,950	4,112	(948)	—	33	371	7,518	55
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,956	466	(2,903)	—	1,289	119	18,927	170

Totals	$ 201,249	$ 8,099	$ (22,382)	$ —	$ 2,305	$ (372)	$ 188,899	$ 1,473

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Moderate Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 81.9%
SEI Institutional International Trust International Equity Fund, Cl Y	700,685	$7,981
SEI Institutional Managed Trust Real Estate Fund, Cl Y	503,720	8,095
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	581,234	16,082
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,206,465	41,261

Total Equity Funds (Cost $47,447) ($ Thousands)		73,419

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,270,068	$16,186

Total Fixed Income Fund (Cost $16,645) ($ Thousands)		16,186

Total Investments in Securities — 100.0% (Cost $64,092) ($ Thousands)		$89,605

Percentages are based on Net Assets of $89,591 ($ Thousands).

Cl — Class

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales*	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust International Equity Fund, Cl Y	$ 8,299	$ 511	$ (769)	$ 51	$ (111)	$ 7,981	$ 13
SEI Institutional Managed Trust Real Estate Fund, Cl Y	8,336	751	(1,280)	(133)	421	8,095	53
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	16,467	282	(2,086)	516	903	16,082	87
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	42,479	540	(4,807)	199	2,850	41,261	364
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	16,557	991	(1,548)	(119)	305	16,186	458

Totals	$ 92,138	$ 3,075	$ (10,490)	$ 514	$ 4,368	$ 89,605	$ 975

*Includes amounts related to capital gain distributions. Had the amounts not been included the total proceeds from sales would have been $(10,956).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 62.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,358,873	$15,614
SEI Institutional International Trust International Equity Fund, Cl Y	4,153,933	47,313
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,367,555	18,120
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,976,766	47,420
SEI Institutional Managed Trust Small Cap Fund, Cl Y	937,819	13,486

Total Equity Funds (Cost $119,143) ($ Thousands)		141,953

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,583,109	45,281

Total Multi-Asset Fund (Cost $46,557) ($ Thousands)		45,281

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,453,466	$13,488
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	1,038,722	11,281
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,913,347	13,642

Total Fixed Income Funds (Cost $40,971) ($ Thousands)		38,411

Total Investments in Securities — 100.0% (Cost $206,671) ($ Thousands)		$225,645

Percentages are based on Net Assets of $225,591 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 15,940	$ 1,806	$ (63)	$ —	$ 11	$ (2,080)	$ 15,614	$ 17
SEI Institutional International Trust International Equity Fund, Cl Y	48,346	1,635	(2,289)	—	388	(767)	47,313	70
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	18,205	301	(1,784)	—	232	1,166	18,120	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	47,477	1,634	(5,742)	—	781	3,270	47,420	274
SEI Institutional Managed Trust Small Cap Fund, Cl Y	13,570	493	(2,228)	—	339	1,312	13,486	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	46,508	596	(2,000)	—	(83)	260	45,281	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	14,031	1,993	(882)	—	(12)	(1,642)	13,488	332
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	68	(135)	12,146	(8)	(790)	11,281	46
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,958	563	(1,034)	—	(44)	199	13,642	383
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	11,699	528	(704)	(12,146)	(20)	643	—	114

Totals	$ 229,734	$ 9,617	$ (16,861)	$ —	$ 1,584	$ 1,571	$ 225,645	$ 1,236

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Tax-Managed Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	134,269	$1,543
SEI Institutional International Trust International Equity Fund, Cl Y	1,106,316	12,601
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,603,166	44,360
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	441,741	11,074

Total Equity Funds (Cost $39,108) ($ Thousands)		69,578

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	336,716	3,125

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	894,847	$6,380

Total Fixed Income Funds (Cost $10,011) ($ Thousands)		9,505

Total Investments in Securities — 100.0% (Cost $49,119) ($ Thousands)		$79,083

Percentages are based on Net Assets of $79,069 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,513	$ 229	$ (1)	$ —	$ (198)	$ 1,543	$ 2
SEI Institutional International Trust International Equity Fund, Cl Y	12,233	825	(353)	128	(232)	12,601	18
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	42,137	496	(2,017)	523	3,221	44,360	226
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,617	117	(591)	303	628	11,074	2
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,085	488	(87)	23	(384)	3,125	74
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,150	381	(220)	(5)	74	6,380	172

Totals	$ 75,735	$ 2,536	$ (3,269)	$ 972	$ 3,109	$ 79,083	$ 494

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Core Market Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	538,190	$4,994
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	2,297,944	24,956
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	701,988	5,005

Total Fixed Income Funds (Cost $36,013) ($ Thousands)		34,955

Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,022,446	19,982
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	470,188	4,989
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	939,217	7,983

Total Multi-Asset Funds (Cost $33,754) ($ Thousands)		32,954

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 31.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	260,681	$2,995
SEI Institutional International Trust International Equity Fund, Cl Y	869,756	9,907
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	374,662	4,964
SEI Institutional Managed Trust Large Cap Fund, Cl Y	682,929	10,879
SEI Institutional Managed Trust Small Cap Fund, Cl Y	206,992	2,977

Total Equity Funds (Cost $24,083) ($ Thousands)		31,722

Total Investments in Securities — 100.0% (Cost $93,850) ($ Thousands)		$99,631

Percentages are based on Net Assets of $99,614 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 5,309	$ 727	$ (415)	$ —	$ (30)	$ (597)	$ 4,994	$ 127
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	169	(820)	26,525	(48)	(870)	24,956	103
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,292	189	(535)	—	(3)	62	5,005	145
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	26,634	809	(1,435)	(26,525)	(84)	601	—	262
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	21,209	169	(1,479)	—	(48)	131	19,982	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	5,279	173	(448)	—	(2)	(13)	4,989	98
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,490	132	(755)	—	(139)	255	7,983	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	3,111	387	(102)	—	(10)	(391)	2,995	3
SEI Institutional International Trust International Equity Fund, Cl Y	10,503	454	(969)	—	65	(146)	9,907	15
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5,167	179	(779)	—	131	266	4,964	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	11,295	573	(1,953)	—	177	787	10,879	65
SEI Institutional Managed Trust Small Cap Fund, Cl Y	3,089	136	(624)	—	61	315	2,977	—

Totals	$ 105,378	$ 4,097	$ (10,314)	$ —	$ 70	$ 400	$ 99,631	$ 819

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Core Market Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	53,093	$610
SEI Institutional International Trust International Equity Fund, Cl Y	424,297	4,833
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	613,712	16,981
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	169,512	4,250

Total Equity Funds (Cost $15,128) ($ Thousands)		26,674

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	131,668	1,222

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	342,690	$2,443

Total Fixed Income Funds (Cost $3,782) ($ Thousands)		3,665

Total Investments in Securities — 100.0% (Cost $18,910) ($ Thousands)		$30,339

Percentages are based on Net Assets of $30,333 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 577	$ 170	$ (60)	$ (3)	$ (74)	$ 610	$ 1
SEI Institutional International Trust International Equity Fund, Cl Y	4,614	765	(507)	3	(42)	4,833	7
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	16,149	961	(1,557)	158	1,270	16,981	87
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	4,038	272	(420)	52	308	4,250	1
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,151	332	(120)	(8)	(133)	1,222	28
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,305	404	(292)	(25)	51	2,443	65

Totals	$ 28,834	$ 2,904	$ (2,956)	$ 177	$ 1,380	$ 30,339	$ 189

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Market Growth Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 43.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	914,916	$10,512
SEI Institutional International Trust International Equity Fund, Cl Y	3,444,818	39,237
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,192,381	15,799
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,635,309	41,980
SEI Institutional Managed Trust Small Cap Fund, Cl Y	546,570	7,860

Total Equity Funds (Cost $96,557) ($ Thousands)		115,388

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,344,701	52,806
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	993,260	10,538
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,482,943	21,105

Total Multi-Asset Funds (Cost $89,142) ($ Thousands)		84,449

Fixed Income Funds — 24.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,418,450	13,163
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	3,399,201	36,916
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,856,070	13,234

Total Fixed Income Funds (Cost $66,654) ($ Thousands)		63,313

Total Investments in Securities — 100.0% (Cost $252,353) ($ Thousands)		$263,150

Percentages are based on Net Assets of $263,097 ($ Thousands).

Cl — Class

(A) On August 10, 2018, the shares of the U.S. Fixed Income Fund were transferred to the Core Fixed Income Fund as part of a reorganization.

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 11,089	$ 874	$ (45)	$ —	$ (4)	$ (1,402)	$ 10,512	$ 11
SEI Institutional International Trust International Equity Fund, Cl Y	41,786	552	(2,779)	—	419	(741)	39,237	59
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	16,795	26	(2,267)	—	320	925	15,799	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	44,566	351	(6,582)	—	951	2,694	41,980	249
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,311	104	(1,533)	—	121	857	7,860	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	55,496	350	(3,271)	—	(174)	405	52,806	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	11,018	333	(780)	—	(12)	(21)	10,538	205
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	22,049	241	(1,493)	—	(216)	524	21,105	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	13,810	1,272	(271)	—	(36)	(1,612)	13,163	332
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	291	(852)	39,389	(57)	(1,855)	36,916	153
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,774	484	(1,178)	—	(75)	229	13,234	380
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	38,670	1,027	(1,624)	(39,389)	(40)	1,356	—	386

Totals	$ 277,364	$ 5,905	$ (22,675)	$ —	$ 1,197	$ 1,359	$ 263,150	$ 1,775

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Market Growth Strategy Allocation Fund

†      Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	232,281	$2,669
SEI Institutional International Trust International Equity Fund, Cl Y	1,937,699	22,070
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,813,496	77,850
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	775,074	19,431

Total Equity Funds (Cost $67,949) ($ Thousands)		122,020

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	588,657	5,463

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,568,920	$11,186

Total Fixed Income Funds (Cost $17,611) ($ Thousands)		16,649

Total Investments in Securities — 100.0% (Cost $85,560) ($ Thousands)		$138,669

Percentages are based on Net Assets of $138,645 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2018, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 2,693	$ 331	$ (3)	$ 1	$ (353)	$ 2,669	$ 3
SEI Institutional International Trust International Equity Fund, Cl Y	21,685	1,074	(506)	160	(343)	22,070	32
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	75,346	1,022	(5,190)	1,341	5,331	77,850	391
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,881	225	(1,341)	659	1,007	19,431	15
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,441	716	(36)	2	(660)	5,463	133
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,878	628	(445)	(15)	140	11,186	305

Totals	$ 134,924	$ 3,996	$ (7,521)	$ 2,148	$ 5,122	$ 138,669	$ 879

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2018

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$21,901	$7,409	$79,297	$39,639
Receivable for investment securities sold	294	23	52	5
Income distribution receivable from affiliated funds	24	14	79	60
Receivable for fund shares sold	1	—	3	7
Receivable from administrator	1	—	4	2
Prepaid expenses	—	2	19	9

Total Assets	22,221	7,448	79,454	39,722

Liabilities:
Payable for fund shares redeemed	293	22	46	7
Payable for investment securities purchased	24	13	79	58
Investment advisory fees payable	2	1	7	4
Shareholder servicing fees payable	2	1	11	8
Distribution fees payable	—	—	3	—
Administrative servicing fees payable	—	—	—	—
Trustees’ fees payable	—	—	—	—
Accrued expenses	3	4	23	12

Total Liabilities	324	41	169	89

Net Assets	$21,897	$7,407	$79,285	$39,633

† Cost of investments in affiliated funds	$22,323	$6,667	$80,028	$34,493

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$22,603	$6,926	$80,937	$33,385
Undistributed Net Investment Income	63	32	264	138
Accumulated net realized gain (loss) on investments	(347)	(293)	(1,185)	964
Net unrealized appreciation (depreciation) on investments	(422)	742	(731)	5,146

Net Assets	$21,897	$7,407	$79,285	$39,633

Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.84	$14.86	$10.61	$13.94
	($21,467,608 ÷	($7,406,513 ÷	($74,661,364 ÷	($39,633,325 ÷
	2,181,903 shares)	498,511 shares)	7,034,338 shares)	2,843,138 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$10.60	N/A
			($3,767,100 ÷
			355,385 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.67	N/A	$10.80	N/A
	($429,392 ÷		($856,266 ÷
	44,406 shares)		79,307 shares)

* Net assets divided by shares do not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$188,899	$89,605	$225,645	$79,083	$99,631	$30,339	$263,150	$138,669
21	14	25	9	17	3	29	64
136	75	91	29	99	11	180	51
26	4	31	—	2	3	41	—
10	5	12	4	5	2	14	7
43	20	50	17	23	7	60	29

189,135	89,723	225,854	79,142	99,777	30,365	263,474	138,820

25	8	24	—	8	—	35	49
136	72	95	28	97	14	183	49
16	8	19	7	8	2	22	11
33	19	46	16	21	6	54	29
3	—	14	—	—	—	8	—
1	—	4	—	—	—	2	—
1	—	1	—	—	—	1	—
51	25	60	22	29	10	72	37

266	132	263	73	163	32	377	175

$188,869	$89,591	$225,591	$79,069	$99,614	$30,333	$263,097	$138,645

$189,179	$64,092	$206,671	$49,119	$93,850	$18,910	$252,353	$85,560

$195,608	$63,327	$208,359	$48,274	$95,075	$18,582	$254,863	$86,400
637	147	124	33	225	15	374	55
(7,096)	604	(1,866)	798	(1,467)	307	(2,937)	(919)
(280)	25,513	18,974	29,964	5,781	11,429	10,797	53,109

$188,869	$89,591	$225,591	$79,069	$99,614	$30,333	$263,097	$138,645

$12.14	$21.58	$15.30	$22.78	$11.82	$20.02	$13.24	$24.89
($182,665,016 ÷	($89,590,987 ÷	($200,495,161 ÷	($79,068,908 ÷	($99,613,307 ÷	($30,332,873 ÷	($250,660,742 ÷	($138,645,316 ÷
15,049,199 shares)	4,151,831 shares)	13,103,673 shares)	3,470,783 shares)	8,428,246 shares)	1,515,113 shares)	18,929,803 shares)	5,569,831 shares)

$12.10*	N/A	$15.13	N/A	N/A	N/A	$13.17	N/A
($3,461,536 ÷		($13,959,878 ÷				($5,871,427 ÷
285,959 shares)		922,478 shares)				445,836 shares)

$12.47	N/A	$14.90	N/A	$12.90*	N/A	$13.04	N/A
($2,742,139 ÷		($11,136,436 ÷		($452 ÷		($6,564,650 ÷
219,937 shares)		747,635 shares)		35 shares)		503,464 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2018 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$190	$138	$729	$573

Expenses
Administration fees	18	6	64	30
Investment advisory fees	12	4	42	20
Shareholder servicing fees — Class F	29	11	100	50
Shareholder servicing fees — Class D	—	—	5	—
Shareholder servicing fees — Class I	1	—	1	—
Administrative servicing fees — Class I	1	—	1	—
Trustees’ fees	—	—	1	—
Distribution fees — Class D	—	—	14	—
Registration fees	4	1	12	6
Printing fees	3	1	10	4
Professional fees	2	1	7	3
Custodian/wire agent fees	1	—	2	1
Chief compliance officer fees	—	—	—	—
Pricing fees	—	—	—	—
Other expenses	2	2	3	2

Total expenses	73	26	262	116

Less:
Administration fees waived	(18)	(6)	(64)	(30)
Reimbursement from administrator	(10)	(3)	(32)	(15)
Waiver of shareholder servicing fees — Class F	(16)	—	(36)	—
Waiver of shareholder servicing fees — Class D	—	—	—	—
Waiver of shareholder servicing fees — Class I	—	—	(2)	—

Net Expenses	29	17	128	71

Net Investment Income	161	121	601	502

Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	(136)	(185)	(158)	(72)
Capital gain distributions received from affiliated funds	—	85	—	496
Net change in unrealized appreciation (depreciation) from affiliated funds	233	518	560	1,807

Net Realized and Unrealized gain from Affiliated Funds	97	418	402	2,231

Net Increase in Net Assets Resulting from Operations	$258	$539	$1,003	$2,733

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$1,473	$975	$1,236	$494	$819	$189	$1,775	$879

146	69	172	59	78	22	204	104
98	46	115	39	52	15	136	69
236	115	254	98	130	37	325	173
4	—	18	—	—	—	7	—
4	—	14	—	—	—	9	—
4	—	—	—	—	—	9	—
2	1	16	1	1	—	2	1
13	—	54	—	—	—	22	—
28	13	33	9	14	4	40	17
23	11	27	9	12	4	32	16
16	8	19	6	9	2	23	12
5	2	6	2	3	1	7	4
—	—	1	—	—	—	1	—
—	2	—	—	—	—	—	—
4	1	4	3	3	2	5	3

583	268	733	226	302	87	822	399

(146)	(69)	(172)	(59)	(78)	(22)	(204)	(104)
(75)	(35)	(88)	(28)	(39)	(11)	(105)	(50)
(38)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—

322	164	473	139	185	54	513	245

1,151	811	763	355	634	135	1,262	634

2,305	514	1,584	972	70	177	1,197	2,148
—	466	—	—	—	—	—	—
(372)	4,368	1,571	3,109	400	1,380	1,359	5,122

1,933	5,348	3,155	4,081	470	1,557	2,556	7,270

$3,084	$6,159	$3,918	$4,436	$1,104	$1,692	$3,818	$7,904

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	21

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2018 (Unaudited) and the year ended March 31, 2018

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18
Operations:
Net investment income	$161	$481	$121	$263
Net realized gain (loss) from sales of affiliated funds	(136)	103	(185)	(150)
Net realized (loss) on foreign currency transactions	—	(7)	—	—
Capital gain distributions received from affiliated funds	—	270	85	390
Net change in unrealized appreciation (depreciation) from affiliated funds	233	(386)	518	(238)
Net change in unrealized (depreciation) on foreign currency translation	—	(2)	—	—
Net Increase in Net Assets Resulting from Operations	258	459	539	265
Dividends and Distributions From:
Net investment income:
Class F	(164)	(541)	(134)	(350)
Class D	N/A	N/A	N/A	N/A
Class I	(2)	(9)	N/A	N/A
Net realized gains:
Class F	—	—	—	(211)
Class D	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(166)	(550)	(134)	(561)
Capital Share Transactions(1):
Class F
Proceeds from shares issued	3,475	7,048	591	4,510
Reinvestment of dividends & distributions	160	532	127	526
Cost of shares redeemed	(10,463)	(11,774)	(3,841)	(2,956)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(6,828)	(4,194)	(3,123)	2,080
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	40	112	N/A	N/A
Reinvestment of dividends & distributions	2	9	N/A	N/A
Cost of shares redeemed	(84)	(629)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(42)	(508)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(6,870)	(4,702)	(3,123)	2,080
Net Increase (Decrease) in Net Assets	(6,778)	(4,793)	(2,718)	1,784
Net Assets:
Beginning of Period	28,675	33,468	10,125	8,341
End of Period	$21,897	$28,675	$7,407	$10,125
Undistributed Net Investment Income Included in Net Assets at End of Period	$63	$68	$32	$45

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18

$601	$1,564	$502	$1,204	$1,151	$3,199	$811	$1,909
(158)	1,074	(72)	(208)	2,305	4,463	514	572
—	(20)	—	—	—	(96)	—	—
—	1,425	496	2,210	—	5,558	466	4,231
560	(1,503)	1,807	(1,423)	(372)	(3,696)	4,368	658
—	(5)	—	—	—	(22)	—	—
1,003	2,535	2,733	1,783	3,084	9,406	6,159	7,370

(553)	(1,801)	(508)	(1,708)	(1,093)	(4,255)	(804)	(2,736)
(11)	(48)	N/A	N/A	(6)	(46)	N/A	N/A
(8)	(37)	N/A	N/A	(14)	(67)	N/A	N/A

—	—	—	(1,312)	—	—	N/A	(2,267)
—	—	N/A	N/A	—	—	N/A	N/A
—	—	N/A	N/A	—	—	N/A	N/A
(572)	(1,886)	(508)	(3,020)	(1,113)	(4,368)	(804)	(5,003)

4,565	12,552	1,447	5,354	6,531	21,170	3,118	11,418
531	1,731	455	2,732	1,046	4,070	765	4,747
(11,725)	(20,191)	(3,937)	(11,690)	(20,942)	(48,054)	(11,756)	(20,419)
(6,629)	(5,908)	(2,035)	(3,604)	(13,365)	(22,814)	(7,873)	(4,254)

415	617	N/A	N/A	190	463	N/A	N/A
10	46	N/A	N/A	6	42	N/A	N/A
(184)	(789)	N/A	N/A	(232)	(765)	N/A	N/A
241	(126)	N/A	N/A	(36)	(260)	N/A	N/A

880	1,595	N/A	N/A	110	532	N/A	N/A
8	37	N/A	N/A	14	67	N/A	N/A
(1,061)	(4,690)	N/A	N/A	(1,007)	(1,385)	N/A	N/A
(173)	(3,058)	N/A	N/A	(883)	(786)	N/A	N/A
(6,561)	(9,092)	(2,035)	(3,604)	(14,284)	(23,860)	(7,873)	(4,254)
(6,130)	(8,443)	190	(4,841)	(12,313)	(18,822)	(2,518)	(1,887)

85,415	93,858	39,443	44,284	201,182	220,004	92,109	93,996
$79,285	$85,415	$39,633	$39,443	$188,869	$201,182	$89,591	$92,109
$264	$235	$138	$144	$637	$599	$147	$140

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2018 (Unaudited) and the year ended March 31, 2018

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18
Operations:
Net investment income	$763	$2,747	$355	$832
Net realized gain from sales of affiliated funds	1,584	11,823	972	2,678
Net realized gain on foreign currency transactions	—	—	—	—
Capital gain distributions received from affiliated funds	—	6,885	—	752
Net change in unrealized appreciation from affiliated funds	1,571	7,162	3,109	4,965
Net change in unrealized appreciation on foreign currency translation	—	—	—	—
Net Increase in Net Assets Resulting from Operations	3,918	28,617	4,436	9,227
Dividends and Distributions From:
Net investment income:
Class F	(634)	(3,736)	(332)	(918)
Class D	—	(166)	N/A	N/A
Class I	(21)	(220)	N/A	N/A
Net realized gains:
Class F	—	—	—	—
Class D	—	—	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(655)	(4,122)	(332)	(918)
Capital Share Transactions(1):
Class F
Proceeds from shares issued	8,359	22,147	2,324	7,252
Reinvestment of dividends & distributions	614	3,622	323	891
Cost of shares redeemed	(15,198)	(56,441)	(3,391)	(5,545)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(6,225)	(30,672)	(744)	2,598
Class D
Proceeds from shares issued	735	1,649	N/A	N/A
Reinvestment of dividends & distributions	—	163	N/A	N/A
Cost of shares redeemed	(1,394)	(5,366)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(659)	(3,554)	N/A	N/A
Class I
Proceeds from shares issued	402	1,321	N/A	N/A
Reinvestment of dividends & distributions	21	220	N/A	N/A
Cost of shares redeemed	(852)	(13,747)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(429)	(12,206)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(7,313)	(46,432)	(744)	2,598
Net Increase (Decrease) in Net Assets	(4,050)	(21,937)	3,360	10,907
Net Assets:
Beginning of Period	229,641	251,578	75,709	64,802
End of Period	$225,591	$229,641	$79,069	$75,709
Undistributed Net Investment Income Included in Net Assets at End of Period	$124	$16	$33	$10

(1) For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18	4/01/18 - 9/30/18	4/01/17 - 3/31/18

$634	$1,526	$135	$333	$1,262	$3,781	$634	$1,548
70	398	177	120	1,197	10,147	2,148	8,837
—	—	—	—	—	—	—	—
—	2,114	—	296	—	6,766	—	1,394
400	3,411	1,380	2,950	1,359	5,373	5,122	5,640
—	—	—	—	—	—	—	—
1,104	7,449	1,692	3,699	3,818	26,067	7,904	17,419

(580)	(2,099)	(126)	(367)	(1,102)	(5,201)	(593)	(1,709)
N/A	N/A	N/A	N/A	(2)	(67)	N/A	N/A
—	(2)	N/A	N/A	(21)	(129)	N/A	N/A

—	—	—	(914)	—	—	N/A	N/A
N/A	N/A	N/A	N/A	—	—	N/A	N/A
—	—	N/A	N/A	—	—	N/A	N/A
(580)	(2,101)	(126)	(1,281)	(1,125)	(5,397)	(593)	(1,709)

4,395	9,343	3,571	4,040	11,097	22,398	4,711	8,778
559	1,991	113	1,163	1,083	5,079	561	1,616
(11,206)	(17,731)	(3,742)	(5,776)	(28,033)	(69,291)	(8,816)	(19,640)
(6,252)	(6,397)	(58)	(573)	(15,853)	(41,814)	(3,544)	(9,246)

N/A	N/A	N/A	N/A	224	577	N/A	N/A
N/A	N/A	N/A	N/A	2	64	N/A	N/A
N/A	N/A	N/A	N/A	(192)	(1,747)	N/A	N/A
N/A	N/A	N/A	N/A	34	(1,106)	N/A	N/A

—	10	N/A	N/A	178	730	N/A	N/A
—	2	N/A	N/A	21	129	N/A	N/A
—	(122)	N/A	N/A	(1,236)	(2,592)	N/A	N/A
—	(110)	N/A	N/A	(1,037)	(1,733)	N/A	N/A
(6,252)	(6,507)	(58)	(573)	(16,856)	(44,653)	(3,544)	(9,246)
(5,728)	(1,159)	1,508	1,845	(14,163)	(23,983)	3,767	6,464

105,342	106,501	28,825	26,980	277,260	301,243	134,878	128,414
$99,614	$105,342	$30,333	$28,825	$263,097	$277,260	$138,645	$134,878
$225	$171	$15	$6	$374	$237	$55	$14

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	25

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2018 (Unaudited) and year ended March 31, 2018.

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2018@	$9.79	$0.07	$0.05	$0.12	$(0.07)	$ —	$(0.07)	$9.84	1.19%	$21,468	0.21%		0.60%	1.36%	11%
2018	9.83	0.16	(0.02)	0.14	(0.18)	—	(0.18)	9.79	1.45	28,203	0.21		0.57	1.58	19
2017	9.71	0.10	0.14	0.24	(0.12)	—	(0.12)	9.83	2.44	32,489	0.23	(1)	0.64	1.05	69
2016	9.82	0.09	(0.08)	0.01	(0.12)	—	(0.12)	9.71	0.08	34,435	0.26	(1)	0.68	0.87	34
2015	9.74	0.08	0.13	0.21	(0.13)	—	(0.13)	9.82	2.17	34,720	0.13	‡	0.41	0.86	19
Class I
2018@	$9.62	$0.05	$0.05	$0.10	$(0.05)	$ —	$(0.05)	$9.67	1.07%	$429	0.46%		0.85%	1.11%	11%
2018	9.66	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.62	1.18	472	0.46		0.82	1.29	19
2017	9.55	0.06	0.14	0.20	(0.09)	—	(0.09)	9.66	2.09	979	0.48	(1)	0.90	0.61	69
2016	9.66	0.06	(0.08)	(0.02)	(0.09)	—	(0.09)	9.55	(0.19)	2,602	0.50	(1)	0.92	0.58	34
2015	9.59	0.06	0.12	0.18	(0.11)	—	(0.11)	9.66	1.90	3,735	0.38	‡	0.66	0.59	19
Defensive Strategy Allocation Fund
Class F
2018@	$14.13	$0.21	$0.74	$0.95	$(0.22)	$ —	$(0.22)	$14.86	6.78%	$7,407	0.35%		0.62%	2.85%	8%
2018	14.54	0.43	0.16	0.59	(0.62)	(0.38)	(1.00)	14.13	4.02	10,125	0.35		0.57	2.95	31
2017	14.31	0.46	1.21	1.67	(0.60)	(0.84)	(1.44)	14.54	12.15	8,341	0.37	(2)	0.63	3.17	30
2016	14.88	0.44	(0.48)	(0.04)	(0.53)	—	(0.53)	14.31	(0.19)	7,795	0.37	(2)	0.63	3.10	29
2015	13.86	0.40	1.13	1.53	(0.51)	—	(0.51)	14.88	11.19	9,803	0.16	‡	0.41	2.76	33
Conservative Strategy Fund
Class F
2018@	$10.56	$0.08	$0.04	$0.12	$(0.07)	$ —	$(0.07)	$10.61	1.16%	$74,661	0.26%		0.58%	1.45%	5%
2018	10.49	0.19	0.11	0.30	(0.23)	—	(0.23)	10.56	2.85	80,886	0.26		0.57	1.78	17
2017	10.26	0.16	0.27	0.43	(0.20)	—	(0.20)	10.49	4.22	86,219	0.28	(3)	0.63	1.52	55
2016	10.46	0.16	(0.13)	0.03	(0.23)	—	(0.23)	10.26	0.30	94,947	0.29	(3)	0.64	1.57	18
2015	10.31	0.15	0.20	0.35	(0.20)	—	(0.20)	10.46	3.40	106,515	0.14	‡	0.41	1.48	12
Class D
2018@	$10.54	$0.04	$0.05	$0.09	$(0.03)	$ —	$(0.03)	$10.60	0.87%	$3,767	1.01%		1.33%	0.69%	5%
2018	10.48	0.11	0.10	0.21	(0.15)	—	(0.15)	10.54	1.97	3,506	1.01		1.32	1.02	17
2017	10.24	0.08	0.28	0.36	(0.12)	—	(0.12)	10.48	3.55	3,609	1.02	(3)	1.38	0.79	55
2016	10.45	0.08	(0.14)	(0.06)	(0.15)	—	(0.15)	10.24	(0.56)	4,766	1.04	(3)	1.39	0.82	18
2015	10.31	0.07	0.20	0.27	(0.13)	—	(0.13)	10.45	2.59	5,321	1.01	‡	1.35	0.65	12
Class I
2018@	$10.74	$0.07	$0.05	$0.12	$(0.06)	$ —	$(0.06)	$10.80	1.13%	$856	0.51%		0.83%	1.30%	5%
2018	10.67	0.11	0.16	0.27	(0.20)	—	(0.20)	10.74	2.49	1,023	0.51		0.82	1.03	17
2017	10.42	0.13	0.29	0.42	(0.17)	—	(0.17)	10.67	4.09	4,030	0.53	(3)	0.88	1.23	55
2016	10.63	0.14	(0.15)	(0.01)	(0.20)	—	(0.20)	10.42	(0.06)	4,258	0.54	(3)	0.89	1.30	18
2015	10.47	0.13	0.21	0.34	(0.18)	—	(0.18)	10.63	3.25	4,940	0.39	‡	0.66	1.27	12

@	For the six month period ended September 30, 2018. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I respectively.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes F, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes F, D, and I, respectively.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2018@	$13.18	$0.17	$0.76	$0.93	$(0.17)	$ —	$(0.17)	$13.94	7.14%	$39,633	0.35%		0.59%	2.52%	5%
2018	13.59	0.38	0.17	0.55	(0.54)	(0.42)	(0.96)	13.18	3.98	39,443	0.35		0.57	2.79	16
2017	13.86	0.40	1.13	1.53	(0.52)	(1.28)	(1.80)	13.59	11.57	44,284	0.37	(1)	0.63	2.84	23
2016	14.73	0.39	(0.36)	0.03	(0.46)	(0.44)	(0.90)	13.86	0.41	41,778	0.36		0.62	2.78	24
2015	13.58	0.35	1.29	1.64	(0.49)	—	(0.49)	14.73	12.22	44,078	0.17	‡	0.41	2.47	25
Moderate Strategy Fund
Class F
2018@	$12.01	$0.07	$0.13	$0.20	$(0.07)	$ —	$(0.07)	$12.14	1.67%	$182,665	0.31%		0.58%	1.19%	4%
2018	11.75	0.18	0.33	0.51	(0.25)	—	(0.25)	12.01	4.38	194,123	0.31		0.57	1.53	16
2017	11.30	0.20	0.55	0.75	(0.30)	—	(0.30)	11.75	6.68	212,074	0.33	(2)	0.63	1.70	30
2016	11.69	0.20	(0.26)	(0.06)	(0.33)	—	(0.33)	11.30	(0.44)	229,030	0.33	(2)	0.62	1.78	15
2015	11.39	0.22	0.43	0.65	(0.35)	—	(0.35)	11.69	5.77	262,515	0.15	‡	0.41	1.89	14
Class D
2018@	$11.98	$0.03	$0.12	$0.15	$(0.02)	$ —	$(0.02)	$12.10	1.48%	$3,462	1.06%		1.33%	0.44%	4%
2018	11.71	0.09	0.34	0.43	(0.16)	—	(0.16)	11.98	3.68	3,461	1.06		1.32	0.76	16
2017	11.27	0.11	0.54	0.65	(0.21)	—	(0.21)	11.71	5.82	3,646	1.07	(2)	1.37	0.95	30
2016	11.66	0.13	(0.27)	(0.14)	(0.25)	—	(0.25)	11.27	(1.19)	3,215	1.08	(2)	1.38	1.10	15
2015	11.38	0.12	0.43	0.55	(0.27)	—	(0.27)	11.66	4.88	2,866	1.00	‡	1.35	1.00	14
Class I
2018@	$12.34	$0.06	$0.12	$0.18	$(0.05)	$ —	$(0.05)	$12.47	1.27%	$2,742	0.56%		0.83%	0.97%	4%
2018	12.05	0.16	0.35	0.51	(0.22)	—	(0.22)	12.34	4.25	3,598	0.56		0.82	1.28	16
2017	11.59	0.14	0.58	0.72	(0.26)	—	(0.26)	12.05	6.32	4,284	0.58	(2)	0.88	1.20	30
2016	11.98	0.17	(0.26)	(0.09)	(0.30)	—	(0.30)	11.59	(0.69)	6,399	0.58	(2)	0.88	1.41	15
2015	11.67	0.19	0.45	0.64	(0.33)	—	(0.33)	11.98	5.51	7,379	0.40	‡	0.66	1.57	14
Moderate Strategy Allocation Fund
Class F
2018@	$20.35	$0.18	$1.23	$1.41	$(0.18)	$ —	$(0.18)	$21.58	6.98%	$89,591	0.35%		0.58%	1.76%	3%
2018	19.87	0.41	1.15	1.56	(0.59)	(0.49)	(1.08)	20.35	7.87	92,109	0.35		0.57	1.98	14
2017	19.16	0.40	1.88	2.28	(0.48)	(1.09)	(1.57)	19.87	12.35	93,996	0.37	(1)	0.63	2.03	16
2016	19.71	0.38	(0.49)	(0.11)	(0.44)	—	(0.44)	19.16	(0.52)	89,631	0.36	(1)	0.63	1.98	15
2015	18.28	0.33	1.64	1.97	(0.54)	—	(0.54)	19.71	10.89	94,698	0.17	‡	0.41	1.74	18

@	For the six month period ended September 30, 2018. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I respectively.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56% for classes F, D, and I, respectively.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	27

FINANCIAL HIGHLIGHTS (Concluded)

For the six months ended September 30, 2018 (Unaudited) and year ended March 31, 2018.

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2018@	$15.08	$0.06	$0.21	$0.27	$(0.05)	$ —	$(0.05)	$15.30	1.78%	$200,495	0.35%	0.58%	0.73%	4%
2018	13.71	0.17	1.45	1.62	(0.25)	—	(0.25)	15.08	11.86	203,817	0.35	0.57	1.18	7
2017	12.42	0.16	1.41	1.57	(0.28)	—	(0.28)	13.71	12.75	213,248	0.37(1)	0.63	1.21	19
2016	13.39	0.10	(0.80)	(0.70)	(0.27)	—	(0.27)	12.42	(5.22)	224,985	0.37(1)	0.62	0.82	28
2015	12.93	0.17	0.67	0.84	(0.38)	—	(0.38)	13.39	6.58	260,917	0.16‡	0.41	1.25	21
Class D
2018@	$14.93	$—	$0.20	$0.20	$—	$ —	$—	$15.13	1.34%	$13,960	1.10%	1.33%	(0.02)%	4%
2018	13.60	0.05	1.46	1.51	(0.18)	—	(0.18)	14.93	11.06	14,419	1.10	1.32	0.34	7
2017	12.35	0.07	1.39	1.46	(0.21)	—	(0.21)	13.60	11.91	16,610	1.11(1)	1.38	0.52	19
2016	13.33	0.01	(0.80)	(0.79)	(0.19)	—	(0.19)	12.35	(5.93)	13,756	1.12(1)	1.37	0.07	28
2015	12.90	0.06	0.67	0.73	(0.30)	—	(0.30)	13.33	5.74	14,130	0.94‡	1.35	0.46	21
Class I
2018@	$14.68	$0.04	$0.21	$0.25	$(0.03)	$ —	$(0.03)	$14.90	1.69%	$11,136	0.60%	0.83%	0.48%	4%
2018	13.35	0.11	1.44	1.55	(0.22)	—	(0.22)	14.68	11.60	11,405	0.60	0.82	0.77	7
2017	12.11	0.11	1.38	1.49	(0.25)	—	(0.25)	13.35	12.38	21,720	0.62(1)	0.88	0.84	19
2016	13.06	0.07	(0.78)	(0.71)	(0.24)	—	(0.24)	12.11	(5.44)	25,296	0.62(1)	0.87	0.53	28
2015	12.62	0.12	0.68	0.80	(0.36)	—	(0.36)	13.06	6.38	31,258	0.41‡	0.66	0.91	21
Tax-Managed Aggressive Strategy Fund
Class F
2018@	$21.61	$0.10	$1.17	$1.27	$(0.10)	$ —	$(0.10)	$22.78	5.87%	$79,069	0.35%	0.58%	0.91%	3%
2018	19.20	0.24	2.44	2.68	(0.27)	—	(0.27)	21.61	14.00	75,709	0.35	0.57	1.16	7
2017	16.99	0.21	2.24	2.45	(0.24)	—	(0.24)	19.20	14.51	64,802	0.37(2)	0.63	1.17	11
2016	18.12	0.18	(1.11)	(0.93)	(0.20)	—	(0.20)	16.99	(5.18)	57,494	0.36(2)	0.61	1.03	12
2015	17.13	0.17	1.00	1.17	(0.18)	—	(0.18)	18.12	6.85	63,755	0.16‡(2)	0.41	0.99	15
Core Market Strategy Fund
Class F
2018@	$11.76	$0.07	$0.06	$0.13	$(0.07)	$ —	$(0.07)	$11.82	1.07%	$99,613	0.35%	0.58%	1.22%	4%
2018	11.19	0.17	0.63	0.80	(0.23)	—	(0.23)	11.76	7.17	105,341	0.35	0.57	1.42	11
2017	10.90	0.17	0.75	0.92	(0.30)	(0.33)	(0.63)	11.19	8.65	106,398	0.37(3)	0.63	1.48	23
2016	11.66	0.14	(0.57)	(0.43)	(0.31)	(0.02)	(0.33)	10.90	(3.67)	106,899	0.36(3)	0.61	1.22	24
2015	11.36	0.18	0.42	0.60	(0.30)	—	(0.30)	11.66	5.37	116,725	0.16‡	0.41	1.53	20
Class I
2018@	$12.78	$0.09	$0.06	$0.15	$(0.03)	$ —	$(0.03)	$12.90	1.20%	$1	0.60%	0.00%	1.42%	4%
2018	12.13	0.19	0.66	0.85	(0.20)	—	(0.20)	12.78	7.00	1	0.60	0.82	1.49	11
2017	11.77	0.25	0.71	0.96	(0.27)	(0.33)	(0.60)	12.13	8.37	103	0.60(3)	0.86	2.05	23
2016	12.16	0.01	(0.25)	(0.24)	(0.13)	(0.02)	(0.15)	11.77	(2.00)	11	0.60(3)	0.86	0.12	24
2015	11.84	0.18	0.42	0.60	(0.28)	—	(0.28)	12.16	5.13	533	0.43‡	0.67	1.46	20

@	For the six month period ended September 30, 2018. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I respectively.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% and 0.60% for class F and I, respectively.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F
2018@	$18.99	$0.09	$1.02	$1.11	$(0.08)	$ —	$(0.08)	$20.02	5.88%	$30,333	0.35%		0.59%	0.91%	10%
2018	17.42	0.22	2.20	2.42	(0.24)	(0.61)	(0.85)	18.99	13.98	28,825	0.35		0.57	1.16	13
2017	15.41	0.19	2.03	2.22	(0.21)	—	(0.21)	17.42	14.55	26,980	0.37	(1)	0.63	1.18	15
2016	16.43	0.16	(1.00)	(0.84)	(0.18)	—	(0.18)	15.41	(5.16)	25,218	0.36		0.62	1.02	23
2015	15.53	0.16	0.90	1.06	(0.16)	—	(0.16)	16.43	6.86	26,896	0.17	‡	0.41	0.99	15
Market Growth Strategy Fund
Class F
2018@	$13.11	$0.06	$0.13	$0.19	$(0.06)	$ —	$(0.06)	$13.24	1.42%	$250,661	0.35%		0.58%	0.95%	2%
2018	12.26	0.17	0.92	1.09	(0.24)	—	(0.24)	13.11	8.92	263,954	0.35		0.57	1.29	7
2017	11.40	0.16	0.98	1.14	(0.28)	—	(0.28)	12.26	10.15	286,089	0.37	(2)	0.63	1.33	20
2016	12.21	0.11	(0.65)	(0.54)	(0.27)	—	(0.27)	11.40	(4.38)	306,490	0.36	(2)	0.62	0.98	20
2015	11.91	0.16	0.49	0.65	(0.35)	—	(0.35)	12.21	5.49	360,251	0.16	‡	0.41	1.31	20
Class D
2018@	$13.04	$0.01	$0.12	$0.13	$—	$ —	$—	$13.17	1.03%	$5,871	1.10%		1.33%	0.20%	2%
2018	12.20	0.06	0.93	0.99	(0.15)	—	(0.15)	13.04	8.13	5,779	1.10		1.32	0.49	7
2017	11.35	0.08	0.98	1.06	(0.21)	—	(0.21)	12.20	9.37	6,496	1.11	(2)	1.38	0.66	20
2016	12.17	0.03	(0.66)	(0.63)	(0.19)	—	(0.19)	11.35	(5.18)	6,259	1.12	(2)	1.37	0.26	20
2015	11.88	0.06	0.50	0.56	(0.27)	—	(0.27)	12.17	4.76	6,010	0.96	‡	1.35	0.52	20
Class I
2018@	$12.91	$0.05	$0.12	$0.17	$(0.04)	$ —	$(0.04)	$13.04	1.31%	$6,565	0.60%		0.83%	0.71%	2%
2018	12.08	0.12	0.92	1.04	(0.21)	—	(0.21)	12.91	8.61	7,527	0.60		0.82	0.97	7
2017	11.23	0.11	0.99	1.10	(0.25)	—	(0.25)	12.08	9.94	8,658	0.62	(2)	0.88	0.98	20
2016	12.04	0.08	(0.65)	(0.57)	(0.24)	—	(0.24)	11.23	(4.69)	10,156	0.61	(2)	0.87	0.72	20
2015	11.75	0.12	0.49	0.61	(0.32)	—	(0.32)	12.04	5.27	13,163	0.41	‡	0.66	0.99	20
Market Growth Strategy Allocation Fund
Class F
2018@	$23.61	$0.11	$1.27	$1.38	$(0.10)	$ —	$(0.10)	$24.89	5.88%	$138,645	0.35%		0.58%	0.91%	3%
2018	20.98	0.26	2.66	2.92	(0.29)	—	(0.29)	23.61	13.99	134,878	0.35		0.57	1.17	7
2017	18.56	0.23	2.45	2.68	(0.26)	—	(0.26)	20.98	14.55	128,414	0.37	(1)	0.63	1.17	9
2016	19.79	0.20	(1.22)	(1.02)	(0.21)	—	(0.21)	18.56	(5.16)	122,313	0.35		0.61	1.03	13
2015	18.71	0.19	1.08	1.27	(0.19)	—	(0.19)	19.79	6.84	135,002	0.16	‡	0.41	0.99	17

@	For the six month period ended September 30, 2018. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I respectively.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2018

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2018, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

Effective January 31, 2017, the Trust Class A shares were each re-designated as Class F shares. This share class name change had no impact on any Fund’s operations or investment policies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2018, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts, as of September 30, 2018, there were no Forward Foreign Currency Contracts held by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2018

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%		0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate. The Trust did not utilize the Program as of and for the six-month period ended September 30, 2018.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, 2018 (Unaudited) and the year ended March 31, 2018, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018
Shares Issued and Redeemed:
Class F:
Shares Issued	354	715	41	312	433	1,182	107	391
Shares Issued in Lieu of Cash Distributions	17	54	9	36	50	163	35	200
Shares Redeemed	(1,069)	(1,195)	(268)	(205)	(1,109)	(1,900)	(291)	(858)
Total Class F Transactions	(698)	(426)	(218)	143	(626)	(555)	(149)	(267)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	39	58	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	4	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(17)	(74)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	23	(12)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	4	12	N/A	N/A	82	147	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	1	3	N/A	N/A
Shares Redeemed	(9)	(65)	N/A	N/A	(99)	(433)	N/A	N/A
Total Class I Transactions	(5)	(52)	N/A	N/A	(16)	(283)	N/A	N/A
Increase (Decrease) in Capital Shares	(703)	(478)	(218)	143	(619)	(850)	(149)	(267)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2018

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018
Shares Issued and Redeemed:
Class F:
Shares Issued	542	1,755	150	562	550	1,519	105	352
Shares Issued in Lieu of Cash Distributions	87	337	37	230	41	241	15	43
Shares Redeemed	(1,739)	(3,989)	(560)	(996)	(1,000)	(3,805)	(153)	(266)
Total Class F Transactions	(1,110)	(1,897)	(373)	(204)	(409)	(2,045)	(33)	129
Shares Issued and Redeemed:
Class D:
Shares Issued	16	39	N/A	N/A	49	113	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	3	N/A	N/A	—	11	N/A	N/A
Shares Redeemed	(19)	(64)	N/A	N/A	(92)	(380)	N/A	N/A
Total Class D Transactions	(3)	(22)	N/A	N/A	(43)	(256)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	9	43	N/A	N/A	27	92	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	6	N/A	N/A	1	15	N/A	N/A
Shares Redeemed	(82)	(112)	N/A	N/A	(57)	(957)	N/A	N/A
Total Class I Transactions	(72)	(63)	N/A	N/A	(29)	(850)	N/A	N/A
Increase (Decrease) in Capital Shares	(1,185)	(1,982)	(373)	(204)	(481)	(3,151)	(33)	129

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018	4/01/18 - 9/30/18	2018
Shares Issued and Redeemed:
Class F:
Shares Issued	374	803	184	219	843	1,747	196	388
Shares Issued in Lieu of Cash Distributions	48	170	6	62	83	389	24	72
Shares Redeemed	(953)	(1,520)	(192)	(312)	(2,128)	(5,333)	(362)	(870)
Total Class F Transactions	(531)	(547)	(2)	(31)	(1,202)	(3,197)	(142)	(410)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	17	45	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	5	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(14)	(139)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	3	(89)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	1	N/A	N/A	14	57	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	10	N/A	N/A
Shares Redeemed	—	(9)	N/A	N/A	(95)	(201)	N/A	N/A
Total Class I Transactions	—	(8)	N/A	N/A	(80)	(134)	N/A	N/A
Decrease in Capital Shares	(531)	(555)	(2)	(31)	(1,279)	(3,420)	(142)	(410)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2018, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$2,547
Sales	9,089
Defensive Strategy Allocation Fund
Purchases	721
Sales	3,772
Conservative Strategy Fund
Purchases	3,786
Sales	10,336
Conservative Strategy Allocation Fund
Purchases	1,836
Sales	3,387
Moderate Strategy Fund
Purchases	8,100
Sales	22,392
Moderate Strategy Allocation Fund
Purchases	3,075
Sales	10,491
Aggressive Strategy Fund
Purchases	9,617
Sales	16,861
Tax-Managed Aggressive Strategy Fund
Purchases	2,536
Sales	3,263
Core Market Strategy Fund
Purchases	4,098
Sales	10,314
Core Market Strategy Allocation Fund
Purchases	2,907
Sales	2,956

Total
Market Growth Strategy Fund
Purchases	$5,906
Sales	22,675
Market Growth Strategy Allocation Fund
Purchases	3,996
Sales	7,510

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2018, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2018 and March 31, 2017 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2018	2017	2018	2017	2018	2017
Defensive Strategy Fund	$550	$408	$–	$–	$550	$408
Defensive Strategy Allocation Fund	352	329	209	455	561	784
Conservative Strategy Fund	1,886	1,809	–	–	1,886	1,809
Conservative Strategy Allocation Fund	1,714	1,627	1,306	3,833	3,020	5,460
Moderate Strategy Fund	4,368	5,904	–	–	4,368	5,904
Moderate Strategy Allocation Fund	2,792	2,300	2,211	5,031	5,003	7,331

	Ordinary Income		Long-Term Capital Gains		Totals
	2018	2017	2018	2017	2018	2017
Aggressive Strategy Fund	$4,122	$5,120	$–	$–	$4,122	$5,120
Tax-Managed Aggressive Strategy Fund	918	786	–	–	918	786
Core Market Strategy Fund	2,101	2,850	–	3,050	2,101	5,900
Core Market Strategy Allocation Fund	387	346	894	–	1,281	346
Market Growth Strategy Fund	5,397	7,084	–	–	5,397	7,084
Market Growth Strategy Allocation Fund	1,709	1,612	–	–	1,709	1,612

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2018

As of March 31, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows

($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$65	$—	$(126)	$2	$(739)	$(798)
Defensive Strategy Allocation Fund	44	238	—	—	(206)	76
Conservative Strategy Fund	237	—	(783)	—	(1,537)	(2,083)
Conservative Strategy Allocation Fund	161	1,512	—	—	2,350	4,023
Moderate Strategy Fund	598	—	(8,240)	(2)	(1,066)	(8,710)
Moderate Strategy Allocation Fund	140	3,722	—	(1)	17,048	20,909
Aggressive Strategy Fund	16	—	—	—	13,953	13,969
Tax-Managed Aggressive Strategy Fund	9	—	—	3	26,679	26,691
Core Market Strategy Fund	208	1,305	—	—	2,502	4,015
Core Market Strategy Allocation Fund	17	353	—	1	9,814	10,185
Market Growth Strategy Fund	235	—	(1,511)	—	6,817	5,541
Market Growth Strategy Allocation Fund	13	—	(1,087)	—	46,008	44,934

The Funds had capital loss carryforwards at March 31, 2018 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
Conservative Strategy Fund	2019	783
Moderate Strategy Fund	2019	8,240
Market Growth Strategy Fund	2019	1,511
Market Growth Strategy Allocation Fund	2019	1,087

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by the Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2018, the following Funds utilized and/or had expired capital loss carryforwards to offset capital gains ($ Thousands):

	Utilized Capital Loss Carryfowards	Expired Capital Loss Carryfowards
Defensive Strategy Fund	$249	$1,209
Conservative Strategy Fund	2,082	5,739
Moderate Strategy Fund	7,740	27,094
Aggressive Strategy Fund	15,727	49,612
Tax-Managed Aggressive Strategy Fund	3,351	5,884
Core Market Strategy Fund	738	—
Market Growth Strategy Fund	14,809	88,778
Market Growth Strategy Allocation Fund	10,088	2,130

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2018, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$22,239	$113	$(619)	$(506)
Defensive Strategy Allocation Fund	7,098	755	(444)	311
Conservative Strategy Fund	80,288	1,296	(2,287)	(991)
Conservative Strategy Allocation Fund	35,482	5,190	(1,033)	4,157
Moderate Strategy Fund	190,338	5,626	(7,065)	(1,439)
Moderate Strategy Allocation Fund	69,134	24,082	(3,611)	20,471
Aggressive Strategy Fund	210,121	22,741	(7,217)	15,524
Tax-Managed Aggressive Strategy Fund	49,294	30,460	(671)	29,789
Core Market Strategy Fund	96,729	7,747	(4,845)	2,902
Core Market Strategy Allocation Fund	19,145	11,546	(352)	11,194
Market Growth Strategy Fund	254,975	18,833	(10,658)	8,175
Market Growth Strategy Allocation Fund	87,540	53,658	(2,529)	51,129

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2018, SPTC held of record the following:

Defensive Strategy Fund - Class F	70.42%
Defensive Strategy Fund - Class I	0.00%
Defensive Strategy Allocation - Class F	91.20%
Conservative Strategy Fund - Class F	78.28%
Conservative Strategy Fund - Class D	58.33%
Conservative Strategy Fund - Class I	0.00%
Conservative Strategy Allocation Fund - Class F	84.28%
Moderate Strategy Fund - Class F	88.50%
Moderate Strategy Fund - Class D	71.70%
Moderate Strategy Fund - Class I	0.00%
Moderate Strategy Allocation Fund - Class F	77.67%
Aggressive Strategy Fund - Class F	64.04%
Aggressive Strategy Fund - Class D	6.94%
Aggressive Strategy Fund - Class I	0.26%
Tax-Managed Aggressive Strategy Fund - Class F	92.92%
Core Market Strategy Fund - Class F	86.42%
Core Market Strategy Fund - Class I	0.00%
Core Market Strategy Allocation Fund - Class F	97.60%
Market Growth Strategy Fund - Class F	83.44%
Market Growth Strategy Fund - Class D	23.04%
Market Growth Strategy Fund - Class I	0.00%
Market Growth Strategy Allocation Fund - Class F	94.41%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	37

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,011.90	0.21%	$1.06
Class I	1,000.00	1,010.70	0.46	2.32
Hypothetical 5% Return
Class F	$1,000.00	$1,024.02	0.21%	$1.07
Class I	1,000.00	1,022.76	0.46	2.33

Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,067.80	0.40%	$2.05
Hypothetical 5% Return
Class F	$1,000.00	$1,023.09	0.40%	$2.01

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,011.60	0.27%	$1.34
Class D	1,000.00	1,008.70	1.02	5.12
Class I	1,000.00	1,011.30	0.51	2.60
Hypothetical 5% Return
Class F	$1,000.00	$1,023.73	0.27%	$1.35
Class D	1,000.00	1,019.74	1.02	5.15
Class I	1,000.00	1,022.49	0.51	2.61

Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,071.40	0.36%	$1.87
Hypothetical 5% Return
Class F	$1,000.00	$1,023.26	0.36%	$1.83

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,016.70	0.31%	$1.59
Class D	1,000.00	1,012.70	1.06	5.37
Class I	1,000.00	1,014.80	0.56	2.85
Hypothetical 5% Return
Class F	$1,000.00	$1,023.50	0.31%	$1.59
Class D	1,000.00	1,019.74	1.06	5.39
Class I	1,000.00	1,022.24	0.56	2.86

Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,069.80	0.36%	$1.85
Hypothetical 5% Return
Class F	$1,000.00	$1,023.29	0.36%	$1.80

Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,017.80	0.35%	$1.79
Class D	1,000.00	1,013.40	1.10	5.57
Class I	1,000.00	1,016.90	0.60	3.05
Hypothetical 5% Return
Class F	$1,000.00	$1,023.30	0.35%	$1.79
Class D	1,000.00	1,019.54	1.10	5.59
Class I	1,000.00	1,022.04	0.60	3.06

Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,058.70	0.36%	$1.84
Hypothetical 5% Return
Class F	$1,000.00	$1,023.28	0.36%	$1.81

Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,010.70	0.36%	$1.79
Class I	1,000.00	1,012.00	—	0.02
Hypothetical 5% Return
Class F	$1,000.00	$1,023.29	0.36%	$1.80
Class I	1,000.00	1,025.05	—	0.02

Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,058.80	0.36%	$1.88
Hypothetical 5% Return
Class F	$1,000.00	$1,023.24	0.36%	$1.85

Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,014.20	0.35%	$1.78
Class D	1,000.00	1,010.30	1.10	5.56
Class I	1,000.00	1,013.10	0.60	3.04
Hypothetical 5% Return
Class F	$1,000.00	$1,023.30	0.35%	$1.79
Class D	1,000.00	1,019.54	1.10	5.58
Class I	1,000.00	1,022.05	0.60	3.06

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,058.80	0.35%	$1.83
Hypothetical 5% Return
Class F	$1,000.00	$1,023.29	0.35%	$1.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2018	39

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SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 7, 2018

By:	/s/ James Hoffmayer
James Hoffmayer, Controller and CFO

Date: December 7, 2018